Retirement Plans and Postretirement Medical Benefits (Effect of Change in the Assumed Health Care Cost Trend Rates) (Details) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 517
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(451)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	8,284
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (7,662)